Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Loss
Beginning balance at Mar. 31, 2021	$ 1,060.8	$ 231.4	$ 224.6	$ 611.4	$ 0.0	$ (6.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	459.1			459.1
Other comprehensive loss	(15.4)					(15.4)
Stock-based compensation	6.2	0.7	5.5
Issuance of ordinary shares	0.3		0.3
Dividends declared	(178.1)			(178.1)
Ending balance at Mar. 31, 2022	1,332.9	232.1	230.4	892.4	0.0	(22.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	512.0			512.0
Other comprehensive loss	(31.3)					(31.3)
Stock-based compensation	9.6	0.3	9.3
Issuance of ordinary shares	0.2		0.2
Dividends declared	(133.6)			(133.6)
Shares repurchased	(78.4)				(78.4)
Shares cancelled	0.0	(2.4)	(2.0)	(74.0)	78.4
Ending balance at Mar. 31, 2023	1,611.4	230.0	237.9	1,196.8	0.0	(53.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	510.2			510.2
Other comprehensive loss	(15.0)					(15.0)
Stock-based compensation	23.3	0.2	23.1
Issuance of ordinary shares	0.4		0.4
Shares repurchased	(271.4)				(271.4)
Shares cancelled	0.0	(5.5)	(4.9)	(261.0)	271.4
Ending balance at Mar. 31, 2024	$ 1,858.9	$ 224.7	$ 256.5	$ 1,446.0	$ 0.0	$ (68.3)